Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 24,305	$ 26,865
Restricted cash	2,697	2,647
Short-term investments	21,396	20,985
Accounts receivable, net	97,616	75,605
Prepaid expenses and other current assets, net	77,363	70,171
Total current assets	223,377	196,273
Non-current assets
Long-term investment	279	274
Property, software and equipment, net	25,604	27,664
Deferred tax assets, net	11,258	10,453
Other non-current assets	16,652	11,458
Operating lease right-of-use assets	359	606
Total non-current assets	54,152	50,455
TOTAL ASSETS	277,529	246,728
Current liabilities
Short-term loan	83,059	83,597
Accounts payable	76,506	56,812
Deferred revenue	2,142	2,421
Tax payable	1,913	1,361
Accrued expenses and other current liabilities	6,672	5,792
Operating lease liability, current	258	544
Total current liabilities	177,074	156,765
Non-current liabilities
Operating lease liability, non-current	32	21
Warrant liabilities	947	947
Total non-current liabilities	14,309	23,729
Total liabilities	191,383	180,494
Commitments and contingencies (Note 17)
Shareholders’ equity
Additional paid in capital	233,650	208,701
Accumulated deficit	(202,781)	(195,387)
Accumulated other comprehensive loss	(1,529)	(1,432)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	29,351	11,892
Non-controlling interests	56,795	54,342
Total shareholders’ equity	86,146	66,234
TOTAL LIABILITIES AND SHARESHOLDERS’ EQUITY	277,529	246,728
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	6	5
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	5	5
Related Party
Current liabilities
Amount due to related parties, current	6,524	6,238
Non-current liabilities
Amount due to a related party, non-current	$ 13,330	$ 22,761